ACCESSION NUMBER:  001124459-06-000049
Form Type:  NQ
Accepted Date:  28-Sep-2006 12:55

The above-referenced filing was submitted in error, and it should be disregarded.

Thank you very much.

Janet A. Keltner
650-312-2865
jkeltner@frk.com